Document and Entity Information	0 Months Ended
Nov. 30, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Nov. 30, 2012
Registrant Name	DREYFUS NEW JERSEY MUNICIPAL MONEY MARKET FUND INC
Central Index Key	0000831363
Amendment Flag	false
Document Creation Date	Mar. 27, 2013
Document Effective Date	Apr. 01, 2013
Prospectus Date	Apr. 01, 2013
DREYFUS NEW JERSEY MUNICIPAL MONEY MARKET FUND INC | DREYFUS NEW JERSEY MUNICIPAL MONEY MARKET FUND INC | DREYFUS NEW JERSEY MUNICIPAL MONEY MARKET FUND INC
Risk/Return:
Trading Symbol	DNJXX